Derivatives - Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 571,543	$ 510,046
Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	109,696
Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	360,140
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	101,707
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	17,857,921	14,328,813
Derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	9,763,105
Derivatives [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,989,012
Derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,105,804
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,705,399	11,418,156
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	884,565	575,825
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,846,927	970,904
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	11,412,846	9,442,704
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	246,268	200,948
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	314,793	227,775
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	7,335,343
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	672,570
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,793,862
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,455,050
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	183,359
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	230,502
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,430,855
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	211,995
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	53,065
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,042,224
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	50,575
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	72,996
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,939,201
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,915,572
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	12,334
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	11,295
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,853,682	2,678,403
Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	16	24
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	190,465	1,825,682
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	27,654	34,090
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	27,295	32,655
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,749,551	6
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	858,701	785,946
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	2,199,215
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	16
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	177,645
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	23,596
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	23,195
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,714,371
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	260,392
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	495,273
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	12,719
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	3,788
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,823
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	32,812
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	442,131
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	159,194
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	101
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	270
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	277
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,368
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	156,178
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,782	13,734
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,670	12,612
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,112	1,122
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	2,199
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,066
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	133
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,020
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,316
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	704
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	6,563
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,288
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	275
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	285,058	218,520
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	188,371	145,327
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	96,687	$ 73,193
Derivatives [member] | Other contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	226,348
Derivatives [member] | Other contracts [member] | Within 1 year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	146,954
Derivatives [member] | Other contracts [member] | Within 1 year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	79,394
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	57,864
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	41,404
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,460
Derivatives [member] | Other contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	846
Derivatives [member] | Other contracts [member] | Over 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	13
Derivatives [member] | Other contracts [member] | Over 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 833